Trade accounts receivable	12 Months Ended
Dec. 31, 2017
Trade accounts receivable [Abstract]
Trade accounts receivable
5.	Trade accounts receivable

Description	2017	2016

Trade accounts receivable - billed	797,878	695,346
Trade accounts receivable - unbilled	168,949	179,465
	966,827	874,811
Carbon credits (a)	2,998	3,023
	969,825	877,834

( - ) Adjustment to present value (b)	(34,472)	-
( - ) Allowance for doubtful accounts (c)	(157,247)	(155,341)
Total	778,106	722,493

Current	669,237	716,791
Non-current	108,869	5,702

(a)
The Company entered into an agreement on June 17, 2015 with Nordic Environment Finance Corporation referring to the Clean Development Mechanism (MDL), whereby the biogas generated in a landfills burnt and transformed into carbon credits. The balances as of December 31, 2017 refers to credits generated in the current fiscal year and that the Company expects to realize in 2018.

(b)	The adjustment of long-term receivables to present value was calculated using a discount rate of 8.40% per year.
(c)	The allowance considers receivables past due for more than 360 days.

The aging of trade accounts receivable is as follows:

Description	2017	2016

Unbilled	168,949	179,465
Falling due	386,030	146,979
Overdue up to 30 days	56,067	72,000
Overdue from 31 to 60 days	26,403	53,277
Overdue from 61 to 90 days	30,232	59,034
Overdue from 91 to 180 days	65,569	121,657
Overdue from 181 to 360 days	79,328	93,931
Overdue for more than 360 days	157,247	151,491
Total	969,825	877,834

Changes in the allowance for doubtful accounts are as follows:

Description	2017	2016	2015

Opening balance	(155,341)	(168,210)	(183,385)
Additional allowance	(104,963)	(304,436)	(322,185)
Reversal of allowance	103,057	317,279	337,360
Transfer to discontinued operations	-	26	-
Closing balance	(157,247)	(155,341)	(168,210)